PROPERTY AND EQUIPMENT - Schedule of Property Plant and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, gross	$ 8,437,036	$ 8,346,111
Accumulated depreciation	(780,160)	(315,008)
Property and equipment, net	7,656,876	8,031,103	33,524
Furniture and Fixtures
Property and equipment, gross	56,995	20,000
Estimated Useful Life	5 years	5 years
Office and Computer Equipments
Property and equipment, gross	144,916	26,606
Estimated Useful Life	1 - 5 years	1 - 5 years
Land
Property and equipment, gross	266,977	266,977
Estimated Useful Life	-	-
Building and Building Improvements
Property and equipment, gross	727,965	727,965
Estimated Useful Life	5 - 25 years	5 - 25 years
Site Costs
Property and equipment, gross	1,272,732	1,272,732
Estimated Useful Life	10 years	10 years
Crushing System
Property and equipment, gross	2,256,943	2,256,943
Estimated Useful Life	20 years	20 years
Process plant and equipments
Property and equipment, gross	3,160,833	3,115,266
Estimated Useful Life	10 years	10 years
Vehicles and mining equipments
Property and equipment, gross	$ 549,675	$ 659,622
Estimated Useful Life	5 - 10 years	5 - 10 years